PARIBAS TRUST FOR INSTITUTIONS
------------------------------------------------------------------



                                 ANNUAL REPORT

                               DECEMBER 31, 1995

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE
SHAREHOLDERS OF
PARIBAS TRUST FOR INSTITUTIONS. IT IS NOT AUTHORIZED FOR
DISTRIBUTION TO
PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN
EFFECTIVE PROSPECTUS
FOR THE TRUST, WHICH CONTAINS INFORMATION CONCERNING THE TRUST'S
INVESTMENT
POLICIES, AS WELL AS OTHER PERTINENT INFORMATION.

                                 1-800-445-1326


                                    TRUSTEES

                                 Alain Leclair

                                John W. English

                                  Olivier Huby

                               Geoffrey H. Moore

                                Thomas C. Pryor


                               INVESTMENT ADVISER

                         Paribas Asset Management, Inc.
                         787 Seventh Avenue, 30th Floor
                               New York, NY 10019

                                 ADMINISTRATOR

                    First Data Investor Services Group, Inc.
                               One Exchange Place
                                Boston, MA 02109

                                   CUSTODIAN

                     Boston Safe Deposit and Trust Company
                                One Boston Place
                                Boston, MA 02108

                                 TRANSFER AGENT

                             Unified Advisers, Inc.
                         429 North Pennsylvania Street
                             Indianapolis, IN 46204

                                 LEGAL COUNSEL

                                 Rogers & Wells
                                200 Park Avenue
                               New York, NY 10166


Dear Shareholders,

The following is our investment review for the Paribas Trust for Institutions
(Quantus Equity Managed Portfolio and Quantus II) for the fiscal year ended
December 31, 1995.

The rise of the U.S. equity market, as represented by the S&P 500 Index, exceeded 13% during the second half of 1995. This evolution resulted from a generally favorable environment supported by a reasonable level of inflation, relatively low interest rates and strongly growing corporate earnings. For example, 1995 earnings for shares in the S&P 500 Index are expected to be up 20% on 1994 figures, which already had reached record levels.

The leading factor in our Portfolios' performances during the summer months was the rally in the semi-conductor, computer and software industries. Our overweighting in this area proved all the more profitable as we also chose the right moment to reduce our exposure before these industries suffered from significant profit-taking in September.

Finance and healthcare are the other two sectors that have been favored in the investment strategy in the last six months. Banks looked attractive in terms of valuation as their operating profits continued to improve. Beyond the impact of restructurings (which also proved favorable to insurance companies) and of the
Chase/Chemical Bank association, the strong rally in the bond market was a very positive element for financial stocks. Healthcare companies also looked attractive as their prices could be considered reasonable compared to their expected earnings growth, especially after the reorientation of President
Clinton's strategy regarding the control of healthcare expenses. In addition, many of these companies enjoyed a favorable impact from the relative weakness of the U.S. dollar against most other major currencies worldwide.

Apart from a few exceptions, particularly where previous restructurings could be expected to have a favorable effect on earnings, the Investment
Adviser
generally remained cautious about industries such as energy and capital goods, where medium-term earnings prospects were either slowing down or too difficult to predict.

We expect a similar strategy, prioritizing stocks with a strong growth and a satisfactory earnings visibility, to remain efficient and profitable in the U.S.
equity market in 1996.

Yours sincerely,



Alain Leclair
Chairman of the Board of Trustees


        PARIBAS TRUST FOR INSTITUTIONS--QUANTUS EQUITY MANAGED
PORTFOLIO
-----------------------------------------------------------------
                          AVERAGE ANNUAL
                          TOTAL RETURN*         AGGREGATE TOTAL
RETURN*
                         QUANTUS EQUITY      QUANTUS EQUITY
S&P 500 Index
                      --------------------------------------------
Since inception (04/14/86)     10.55%**         163.93%**
250.87%
Five years ended 12/31/95      15.65%**         106.86%**
115.44%
Year ended 12/31/95            34.28%**          34.28%**
37.58%
------------------------------------------------------------------

The Quantus Equity Managed Portfolio had a total return of 34.28% in 1995, whereas the S&P 500 Index had a total return of 37.58%.

The Portfolio initially suffered from the high number of transactions generated by the investment model in the first few weeks of the year. Its significant overweight on certain industries such as technology and healthcare then had a positive contribution to the performance until September but the substantial reallocation recommended by the model in the last few months of the year proved less favorable.

        PARIBAS TRUST FOR INSTITUTIONS--QUANTUS EQUITY MANAGED
PORTFOLIO
          Performance of a U.S. $10,000 investment vs. S&P 500
Index
                    From 04/14/86 (inception) to 12/31/95*

                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS


PAGE 1

01/15/96
PARIBAS TRUST QUANTUS I
Initial Investments   $10,000    Period: 04/14/86 -12/96


                          Growth of           Value of
Growth of
                          Initial             Reinvested
Investment with
Date          NAV         Investment          Distributions
Distributions Reinvested                S & P 500 Mnthly Reeinv
04/14/86     10.00          $10,000                  $0
$10,000                  03/31/86    10000.00
06/86           --               --                  --
--                  06/30/86    10589.40
09/86           --               --                  --
--                  09/30/86     9850.70
12/86         9.98          $ 9,980                 $20
$10,000                  12/31/86    10399.66
03/87        11.45          $11,450                 $23
$11,473                  03/31/87    12620.23
06/87        11.60          $11,600                 $23
$11,623                  06/30/87    13253.74
09/87        12.15          $12,150                 $55
$12,205                  09/30/87    14128.07
12/87         9.32          $ 9,320                $172
$ 9,492                  12/31/87    10945.68
03/88         9.61          $ 9,610                $177
$ 9,787                  03/31/88    11566.87
06/88        10.17          $10,170                $187
$10,357                  06/30/88    12335.41
09/88         9.86          $ 9,860                $305
$10,165                  09/30/88    12377.30
12/88         9.81          $ 9,810                $477
$10,287                  12/31/88    12758.56
03/89        10.59          $10,590                $515
$11,105                  03/31/89    13662.72
06/89        11.40          $11,400                $555
$11,955                  06/30/89    14866.49
09/89        12.30          $12,300                $874
$13,174                  09/30/89    16456.11
12/89        10.01          $10,010              $3,181
$13,191                  12/31/89    16794.27
03/90        10.30          $10,300              $3,273
$13,573                  03/31/90    16289.06
06/90        11.32          $11,320              $3,597
$14,917                  06/30/90    17311.35
09/90         8.82          $ 8,820              $2,803
$11,623                  09/30/90    14935.31
12/90         9.20          $ 9,200              $3,559
$12,759                  12/31/90    16272.18
03/91        10.97          $10,970              $4,243
$15,213                  03/31/91    18631.92
06/91        10.63          $10,630              $4,112
$14,742                  06/30/91    18587.41
09/91        11.65          $11.650              $4,506
$16,156                  09/30/91    19579.20
12/91        10.01          $10,010              $8,119
$18,129                  12/31/91    21218.93
03/92         9.91          $ 9,910              $8,038
$17,948                  03/31/92    20683.82
06/92         9.38          $ 9,380              $7,608
$16,988                  06/30/92    21076.38
09/92         9.58          $ 9,580              $7,771
$17,351                  09/30/92    21741.16
12/92        10.27          $10,270              $9,225
$19,495                  12/31/92    22833.30
03/93        10.71          $10,710              $9,620
$20,330                  03/31/93    23829.77
06/93        10.62          $10,620              $9,539
$20,159                  06/30/93    23943.98
09/93        11.02          $11,020              $9,899
$20,919                  09/30/93    24560.62
12/93         8.13          $ 8,130             $12,361
$20,491                  12/31/93    25129.60
03/94         7.84          $ 7,840             $11,920
$19,760                  03/31/94    24178.32
06/94         7.68          $ 7,680             $11,677
$19,357                  06/30/94    24279.35
09/94         7.95          $ 7,950             $12,087
$20,037                  09/30/94    25464.01
12/94         7.43          $ 7,430             $12,225
$19,655                  12/31/94    25459.72
03/94         8.00          $ 8,000             $13,163
$21,163                  03/31/95    27935.90
06/95         8.68          $ 8,680             $14,281
$22,961                  06/30/95    30598.97
09/95         9.63          $ 9,630             $15,844
$25,474                  09/30/95    33028.86
12/95         8.85          $ 8,850             $17,543
$26,393                  12/31/95    35015.70

The S&P 500 Index is composed of 500 widely-traded common stocks, together representing about 80% of the total U.S. market capitalization. It is calculated and maintained by Standard & Poor's Corporation, based on industry representation, market capitalization and other criteria considered to be a fair reflection of the U.S. stock markets.

Note: The performance shown reflects past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**Total returns would have been lower had certain fee waivers and expense reimbursements not been in effect.










                   PARIBAS TRUST FOR INSTITUTIONS-QUANTUS II
------------------------------------------------------------------
                            AVERAGE ANNUAL  |
                             TOTAL RETURN*  |    AGGREGATE TOTAL
RETURN*
                              QUANTUS II    |    QUANTUS II
S&P 500 Index
------------------------------------------------------------------
Since Inception (04/28/86)       9.88%**           148.69%**
254.87%
Five years ended 12/31/95       13.00%              84.21%
115.44%
Year ended 12/31/95             27.60%              27.60%
37.58%
------------------------------------------------------------------

Quantus II had a total return of 27.60% in 1995, whereas the S&P
500 Index had a
total return of 37.58%.


The Portfolio initially suffered from the high number of transactions generated by the investment model in the first few weeks of the year. Its significant overweight on certain industries such as technology and healthcare then had a positive contribution to the performance until September but the substantial reallocation recommended by the model in the last few months of the year proved less favorable.

                   PARIBAS TRUST FOR INSTITUTIONS-QUANTUS II
          Performance of a U.S. $10,000 investment vs. S&P 500
Index
                    From 04/28/86 (inception) to 12/31/95*

                             [GRAPH APPEARS HERE]


                         FIRST DATA INVESTOR SERVICES
                       MUTUAL FUND HYPOTHETICAL ANALYSIS




PAGE 1

01/15/96
PARIBAS TRUST QUANTUS II
Initial Investments   $10,000    Period: 04/28/86 -12/95


                          Growth of           Value of
Growth of
                          Initial             Reinvested
Investment with
Date          NAV         Investment          Distributions
Distributions Reinvested                S & P 500 Mnthly Reinv
04/28/86     10.00          $10,000                  $0
$10,000                  04/30/86    10000.00
06/86           --               --                  --
--                  06/30/86    10709.85
09/86           --               --                  --
--                  09/30/86     9962.76
12/86        10.08          $10,080                 $68
$10,148                 12/31/86    10517.97
03/87        12.15          $12,150                 $82
$12,232                 03/31/87    12763.82
06/87        12.80          $12,800                 $87
$12,887                 06/30/87    13404.53
09/87        13.45          $13,450                $142
$13,592                 09/30/87    14288.80
12/87        10.27          $10,270                $301
$10,571                 12/31/87    11070.21
03/88        10.64          $10,640                $312
$10,952                 03/31/88    11698.46
06/88        11.27          $11,270                $331
$11,601                 06/30/88    12475.73
09/88        10.91          $10,910                $507
$11,417                 09/30/88    12518.10
12/88        10.80          $10,800                $660
$11,460                 12/31/88    12903.71
03/89        11.21          $11,210                $685
$11,895                 03/31/89    13818.16
06/89        12.04          $12,040                $736
$12,776                 06/30/89    15035.64
09/89        12.28          $12,280              $1,116
$13,396                 09/30/89    16643.35
12/89        11.79          $11,790              $1,936
$13,726                 12/31/89    16985.36
03/90        11.93          $11,930              $1,959
$13,889                 03/31/90    16474.40
06/90        12.90          $12,900              $2,118
$15,018                 06/30/90    17508.33
09/90         9.65          $ 9,650              $2,680
$12,330                 09/30/90    15105.25
12/90        10.46          $10,460              $3,040
$13,500                 12/31/90    16457.34
03/91        11.97          $11,970              $3,479
$15,449                 03/31/91    18843.93
06/91        10.94          $10,940              $3,994
$14,934                 06/30/91    18798.91
09/91        11.97          $11,970              $4,370
$16,340                 09/30/91    19801.99
12/91        12.06          $12,060              $6,069
$18,129                 12/31/91    21460.38
03/92        12.04          $12,040              $6,059
$18,099                 03/31/92    20919.17
06/92        11.40          $11,400              $5,736
$17,136                 06/30/92    21316.21
09/92        11.60          $11,600              $5,837
$17,437                 09/30/92    21988.57
12/92        11.59          $11,590              $8,007
$19,597                 12/31/92    23093.14
03/93        11.83          $11,830              $8,172
$20,002                 03/31/93    24100.95
06/93        11.67          $11,670              $8,062
$19,732                 06/30/93    24216.46
09/93        11.32          $11,320              $9,220
$20,540                 09/30/93    24840.12
12/93        10.95          $10,950              $9,151
$20,101                 12/31/93    25415.56
03/94        10.71          $10,710              $8,951
$19,661                 03/31/94    24453.45
06/94        10.32          $10,320              $8,625
$18,945                 06/30/94    24555.63
09/94        10.75          $10,750              $8,984
$19,734                 09/30/94    25753.76
12/94        10.37          $10,370              $9,120
$19,490                 12/31/94    25749.42
03/95        11.13          $11,130              $9,788
$20,918                 03/31/95    28253.77
06/95        12.00          $12,000              $10,553
$22,553                 06/30/95    30947.15
09/95        12.99          $12,990              $11,424
$24,414                 09/30/95    33404.69
12/95        12.33          $12,330              $12,539
$24,869                 12/31/95    35414.14

The S&P 500 Index is composed of 500 widely-traded common stocks, together representing about 80% of the total U.S. market capitalization. It is calculated and maintained by Standard & Poor's Corporation, based on industry representation, market capitalization and other criteria considered to be a fair reflection of the U.S. stock markets.

Note: The performance shown reflects past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.
**Total returns would have been lower had certain fee waivers and expense reimbursements not been in effect.



PARIBAS TRUST FOR INSTITUTIONS
QUANTUS EQUITY MANAGED PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


VALUE
 SHARES
(NOTE 1)
 ------
COMMON STOCKS - 89.2%
        DRUGS, HEALTHCARE PRODUCTS & BIOLOGICAL RESEARCH - 13.1%
  500     American Home Products Corporation
$ 48,500
  200     Amgen, Inc.**
11,875
  700     Bristol-Myers Squibb Company
60,113
  800     Johnson & Johnson
68,500
1,000     Medtronic Inc.
55,875
1,000     Pfizer Inc.
63,000
1,100     Schering-Plough Corporation
60,225


368,088


        OIL & GAS - 9.9%
  500     Atlantic Richfield Company
55,375
  600     Exxon Corporation
48,075
  500     Mobil Corporation
56,000
2,000     Panhandle Eastern Corporation
55,750
  900     Schlumberger Ltd.
62,325


277,525

        CONSUMER PRODUCTS - 9.0%
1,100     Gillette Company
57,338
1,000     Nike Inc., Class B
69,625
  100     PepsiCo, Inc.
5,587
  700     Philip Morris Companies, Inc.
63,350
  700     Procter & Gamble Company
58,100


254,000

        COMPUTER EQUIPMENT, COMPONENTS & SOFTWARE - 8.5%
1,000     Cabletron Systems Inc.**
81,000
1,050     Computer Associates International Inc.
59,719
1,800     Informix Corporation**
54,000
1,000     Sun Microsystems Inc.**
45,625


240,344

        CHEMICAL - 7.8%
  700     Dow Chemical Company
49,262
  700     Eastman Kodak Company
46,900
  100     Monsanto Company
12,250
2,000     Praxair, Inc.
67,250
1,200     Union Carbide Corporation
45,000


220,662


     The accompanying notes to financial statements are an integral part of this portfolio.


PARIBAS TRUST FOR INSTITUTIONS
QUANTUS EQUITY MANAGED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995



VALUE
 SHARES
(NOTE 1)
 ------
COMMON STOCKS - (CONTINUED)
        FINANCIAL SERVICES - 7.6%
2,000     Equifax, Inc.
$ 42,750
2,000     Green Tree Financial Corporation
52,750
1,500     MBNA Corporation
55,313
1,000     Travelers Group Inc.
62,875


213,688


        ELECTRONICS - 6.5%
  500     International Business Machines Corporation
45,875
2,000     Loral Corporation
70,750
  700     Texas Instruments, Inc.
36,225
1,000     Xilinx, Inc.**
30,500


183,350


        HEALTH CARE - 5.9%
1,400     HealthCare COMPARE Corporation**
60,900
2,000     HEALTHSOUTH Corporation**
58,250
1,000     U.S. Healthcare Inc.
46,500


165,650


        RETAIL - 5.7%
1,300     Gap, Inc.
54,600
1,400     Sears, Roebuck & Company
54,600
2,100     Staples, Inc.**
51,187


160,387


        METALS & MINERALS - 2.8%
  800     Phelps Dodge Corporation
49,800
  500     Reynolds Metals Company
28,312


78,112

        COMMERCIAL BANKING - 2.7%
  800     NationsBank Corporation
55,700
  100     Wells Fargo & Company
21,600


77,300

        INSURANCE - 2.4%
  500     Cigna Corporation
51,625
  100     General Re Corporation
15,500


67,125


      The accompanying notes to financial statements are an integral part of this portfolio.

PARIBAS TRUST FOR INSTITUTIONS
QUANTUS EQUITY MANAGED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995


VALUE
 SHARES
(NOTE 1)
 ------
COMMON STOCKS - (CONTINUED)
        TELEPHONE - 2.1%
  100     Ameritech Corporation
$    5,900
  800     AT&T Corporation
51,800


57,700


        TRANSPORTATION - 1.8%
  700     AMR Corporation**
51,975


        ENTERTAINMENT - 1.8%
1,500     Mirage Resorts, Inc.**
51,750


        RESTAURANTS - 1.6%
1,000     McDonald's Corporation
45,125


TOTAL INVESTMENTS (Cost $2,048,405*)                 89.2%
2,512,781
OTHER ASSETS AND LIABILITIES (Net)                   10.8
303,381
                                                    -----
NET ASSETS                                          100.0%
$2,816,162
                                                    =====
==========

__________________
 * Aggregate cost for Federal tax purposes.
** Non-income producing security.

  The accompanying notes to financial statements are an integral part of this portfolio.

PARIBAS TRUST FOR INSTITUTIONS
QUANTUS EQUITY MANAGED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:
  Investments, at value (Cost $2,048,405) (Note 1)
     See accompanying portfolio of investments........
$2,512,781
  Cash................................................
345,818
  Dividends receivable................................
3,864

     TOTAL ASSETS.....................................
2,862,463

LIABILITIES:
  Distributions payable...............................  $19,067
  Professional fees payable...........................   10,900
  Investment advisory fee payable (Note 2)............    7,002
  Shareholder servicing agent fees payable (Note 7)...    3,022
  Custodian fees payable (Note 7).....................    1,712
  Administration fee payable (Note 7).................      628
  Accrued expenses and other payables.................    3,970
                                                        -------
     TOTAL LIABILITIES................................
46,301


NET ASSETS............................................
$2,816,162

==========

NET ASSETS consist of:
  Accumulated net realized gain on investments sold..
$   98,581
  Net unrealized appreciation of investments.........
464,376
  Par value (318,080 shares of
     beneficial interest outstanding) (Note 6)........
31,808
  Paid-in capital in excess of par value..............
2,221,397

     TOTAL NET ASSETS.................................
$2,816,162

==========
NET ASSET VALUE:
Net Asset Value and Offering Price Per Share*
($2,816,162 / 318,080 shares of beneficial
   interest outstanding)..............................
$8.85

=====

___________________
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (Note 4).

  The accompanying notes to financial statements are an integral part of this statement.

PARIBAS TRUST FOR INSTITUTIONS
QUANTUS EQUITY MANAGED PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME:
  Dividends........................................
$   52,190

EXPENSES:
  Distribution fees (Note 4).......................    $ 26,860
  Professional fees................................      26,188
  Investment advisory fee (Note 2).................      17,508
  Shareholder servicing agent fees (Note 7)........      16,869
  Administration fee (Note 7)......................       7,314
  Custodian fees (Note 7)..........................       5,195
  Trustees' fees and expenses (Note 3).............         928
  Other............................................       4,614
  Fees waived by investment adviser, Trustees and
     distributor (Notes 2, 3 and 4)................     (38,284)
                                                     ----------
     TOTAL EXPENSES................................
67,192

NET INVESTMENT LOSS................................
(15,002)


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 (Notes 1 and 5):
  Net realized gain from investment transactions:
     Proceeds from sales...........................   4,607,556
     Cost of securities sold.......................   4,168,185
                                                     ----------
  Net realized gain on investments
     sold during the year..........................
439,371


  Unrealized appreciation of investments:
     Appreciation - beginning of year..............     102,255
     Appreciation - end of year....................     464,376
                                                      ---------
  Net change in unrealized appreciation
     of investments during the year................
362,121

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS....
801,492

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.
$786,490

==========


              The accompanying notes to financial statements are
                      an integral part of this statement.



PARIBAS TRUST FOR INSTITUTIONS
QUANTUS EQUITY MANAGED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                    YEAR
YEAR
                                                    ENDED
ENDED
                                                   12/31/95
12/31/94
                                                 ----------
Net investment loss...........................   $  (15,002)     $
(17,962)
Net realized gain on investments
   sold during the year.......................      439,371
134,381
Net change in unrealized
   appreciation/(depreciation) of
   investments during the year................      362,121
(241,651)
                                                 ----------

Net increase/(decrease) in net assets
   resulting from operations..................      786,490
(125,232)
Distributions to shareholders from:
   Net realized gain on investments...........     (320,187)
(116,662)
   Return of capital (Note 1).................            -
(5,601)
Net decrease in net assets from
   Portfolio share transactions (Note 6)......     (255,383)
(441,012)
                                                 ----------

Net increase/(decrease) in net assets.........      210,920
(688,507)
NET ASSETS:
Beginning of year.............................    2,605,242
3,293,749
                                                 ----------

End of year...................................   $2,816,162
$2,605,242
                                                 ==========
==========



  The accompanying notes to financial statements are an integral part of this statement.

PARIBAS TRUST FOR INSTITUTIONS
QUANTUS EQUITY MANAGED PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR



                                             YEAR        YEAR
YEAR          YEAR         YEAR
                                            ENDED       ENDED
ENDED         ENDED        ENDED
                                           12/31/95    12/31/94
12/31/93++    12/31/92++    12/31/91
                                          ---------   ---------
-----------   -----------   ---------
Net Asset Value, beginning of year......... $  7.43     $  8.13
$  10.27      $  10.01     $  9.20
                                            -------     -------
--------      --------     -------
Income from investment operations:
 Net investment income/(loss)..............   (0.05)##    (0.05)##
(0.05)        (0.10)      (0.11)##
 Net realized and unrealized gain/(loss)
   on investments..........................    2.60       (0.28)
0.59          0.85        3.65
                                            -------     -------
--------      --------     -------
Total from investment operations...........    2.55       (0.33)
0.54          0.75        3.54
Less distributions:
Distributions from net investment income...       -           -
-             -           -
Distributions from net realized gain.......   (1.13)      (0.35)
(2.54)        (0.45)      (2.73)
Distributions in excess of net realized
 gain......................................       -           -
(0.06)            -           -
Return of capital (Note 1).................       -       (0.02)
(0.08)        (0.04)          -
                                            -------     -------
--------      --------     -------
Total distributions........................   (1.13)      (0.37)
(2.68)        (0.49)      (2.73)
                                            -------     -------
--------      --------     -------
Net Asset Value, end of year............... $  8.85     $  7.43
$   8.13      $  10.27     $ 10.01
                                            =======     =======
========      ========     =======
Total return+++............................   34.28%      (4.08)%
5.11%         7.53%      42.10%
                                            =======     =======
========      ========     =======

Ratios to average net assets/
 supplemental data:
Net assets, end of year (in 000's)......... $ 2,816     $ 2,605
$  3,294      $  2,897     $ 3,358
Ratio of operating expenses to average
 net assets................................    2.50%#      2.50%#
2.43%         2.72%       3.50%#
Ratio of net investment income/(loss)
 to average net assets.....................   (0.56)%     (0.60)%
(0.52)%       (0.98)%     (0.87)%
Portfolio turnover rate....................     141%        120%
155%           63%        105%

-------------------
 ++  Per share data was computed based upon monthly average shares outstanding
     for this period.
+++  Total return represents aggregate total return for the period indicated.
  #  Without fees waived and expenses reimbursed by the Investment
Adviser
     and/or Trustees and/or Distributor, the ratios of expenses to average net assets for the years ended December 31, 1995,
1994
     and 1991 would have been 3.93%, 3.25% and 3.90%,
respectively.
##   Net investment loss per share before fees waived and/or
expenses reimbursed
     by the Investment Adviser and/or Trustees and/or Distributor, for the years ended December 31, 1995, 1994 and 1991 would have been $(0.17), $(0.12) and $(0.16), respectively.



The accompanying notes to financial statements are an integral part of these financial highlights.

                                      11


PARIBAS TRUST FOR INSTITUTIONS
QUANTUS EQUITY MANAGED PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                              YEAR         YEAR
YEAR        YEAR        PERIOD
                                              ENDED        ENDED
ENDED       ENDED        ENDED
                                           12/31/90++    12/31/89
12/31/88    12/31/87    12/31/86*++
                                          -----------   ---------
---------   ---------   ------------
Net Asset Value, beginning of year        $     10.01   $    9.81
$    9.32   $    9.98   $      10.00
                                          -----------   ---------
---------   ---------   ------------
Income from investment operations:
 Net investment income/(loss)                (0.10)##        0.37
0.27        0.16         0.02##
 Net realized and unrealized gain/(loss)
  on investments                                (0.22)       2.35
0.51       (0.66)         (0.02)
                                          -----------   ---------
---------   ---------   ------------
Total from investment operations                (0.32)       2.72
0.78       (0.50)          0.00
Less distributions:
Distributions from net investment income            -       (0.43)
(0.29)      (0.16)         (0.02)
Distributions from net realized gain            (0.49)      (2.09)
-           -              -
Distributions in excess of net realized gain        -           -
-           -              -
Return of capital (Note 1)                          -           -
-           -              -
                                          -----------   ---------
---------   ---------   ------------
Total distributions                             (0.49)      (2.52)
(0.29)      (0.16)         (0.02)
                                          -----------   ---------
---------   ---------   ------------
Net Asset Value, end of year              $      9.20   $   10.01
$    9.81   $    9.32   $       9.98
----------------------------------------  ===========   =========
=========   =========   ============
Total return+++                                (3.28)%      28.23%
8.38%     (5.08)%          0.00%
                                          ===========   =========
=========   =========   ============

Ratios to average net assets/
 supplemental data:
Net assets, end of year (in 000's)        $     3,531   $   5,300
$   9,964   $  13,088   $      9,379
Ratio of operating expenses to average
 net assets                                    3.50%#        2.36%
2.50%       2.34%          2.60%+#
Ratio of net investment income/(loss) to
 average net assets                            (1.04)%       2.76%
2.46%       1.43%          0.29%+
Portfolio turnover rate                           196%        126%
170%        128%            88%

-------------------
  * The Portfolio commenced operations on April 14, 1986.
  + Annualized.
 ++ Per share data was computed based upon monthly average shares outstanding for this period.
+++ Total return represents aggregate total return for the period indicated.
  # Without fees waived and expenses reimbursed by the Investment
Adviser
    and/or Trustees, the ratios of expenses to average net assets for the year ended December 31, 1990 and for the period ended
    December 31, 1986 would have been 3.80% and 3.04%, respectively.
# # Net investment loss per share before fees waived and/or expenses reimbursed by the Investment Adviser and/or Trustees the year ended
December 31, 1990
    and for the period ended December 31, 1986 was $(0.13) and $(0.01), respectively.



 The accompanying notes to financial statements are an integral part of these financial highlights.


PARIBAS TRUST FOR INSTITUTIONS
QUANTUS II
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


VALUE
 SHARES
(NOTE 1)
 ------
---------
COMMON STOCKS - 96.0%
        DRUGS, HEALTHCARE PRODUCTS & BIOLOGICAL RESEARCH - 13.7%
 20,000    American Home Products Corporation
$ 1,940,000
 36,000    Amgen, Inc.**
2,137,500
 12,000    Bristol-Myers Squibb Company
1,030,500
 20,000    Johnson & Johnson
1,712,500
 30,000    Medtronic Inc.
1,676,250
 30,000    Pfizer Inc.
1,890,000
 31,000    Schering-Plough Corporation
1,697,250

----------

12,084,000

----------

        COMPUTER EQUIPMENT, COMPONENTS & SOFTWARE - 10.6%
 22,000    Cabletron Systems Inc.**
1,782,000
 31,000    Computer Associates International Inc.
1,763,125
 15,000    Dell Computer Corporation**
519,375
 56,000    Informix Corporation**
1,680,000
 30,000    Sun Microsystems Inc.**
1,368,750
 48,000    3Com Corporation
2,238,000

----------

9,351,250

----------

        CONSUMER PRODUCTS - 10.5%
 34,000    Gillette Company
1,772,250
 30,000    Nike Inc., Class B
2,088,750
 30,000    PepsiCo, Inc.
1,676,250
 20,000    Philip Morris Companies, Inc.
1,810,000
 23,000    Procter & Gamble Company
1,909,000

----------

9,256,250

----------

        CHEMICAL - 10.0%
 23,000    Dow Chemical Company
1,618,625
 24,200    Eastman Kodak Company
1,621,400
 14,000    Monsanto Company
1,715,000
 60,000    Praxair, Inc.
2,017,500
 50,000    Union Carbide Corporation
1,875,000

----------

8,847,525

----------

        OIL & GAS - 8.7%
 16,800    Atlantic Richfield Company
1,860,600
 20,000    Exxon Corporation
1,602,500
 10,000    Mobil Corporation
1,120,000
 50,000    Panhandle Eastern Corporation
1,393,750
 25,000    Schlumberger Ltd.
1,731,250

----------

7,708,100

----------


        The accompanying notes to financial statements are an integral part of this portfolio.

                                      13


PARIBAS TRUST FOR INSTITUTIONS
QUANTUS II
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995


VALUE
 SHARES
(NOTE 1)
 ------
----------
COMMON STOCKS - (CONTINUED)
        FINANCIAL SERVICES - 8.2%
 90,000    Equifax, Inc.
$1,923,750
 60,000    Green Tree Financial Corporation
1,582,500
 50,000    MBNA Corporation
1,843,750
 30,000    Travelers Group Inc.
1,886,250

----------

7,236,250

----------

        ELECTRONICS - 6.0%
 20,000    Hewlett-Packard Company
1,675,000
  3,000    International Business Machines Corporation
275,250
 50,000    Loral Corporation
1,768,750
 31,000    Texas Instruments, Inc.
1,604,250

----------

5,323,250

----------

         RETAIL - 5.8%
 37,600    Gap, Inc.
1,579,200
 48,000    Sears, Roebuck & Company
1,872,000
 70,000    Staples, Inc.**
1,706,250

----------

5,157,450

----------

         HEALTH CARE - 5.6%
 45,000    HealthCare COMPARE Corporation**
1,957,500
 55,000    HEALTHSOUTH Corporation**
1,601,875
 30,000    U.S. Healthcare Inc.
1,395,000

----------

4,954,375

----------

         METALS & MINERALS - 3.2%
 20,000    Phelps Dodge Corporation
1,245,000
 28,000    Reynolds Metals Company
1,585,500

----------

2,830,500

----------

        INSURANCE - 3.1%
 10,000    Cigna Corporation
1,032,500
 11,000    General Re Corporation
1,705,000

----------

2,737,500

----------

        TELEPHONE - 2.8%
 15,000    Ameritech Corporation
885,000
 25,000    AT&T Corporation
1,618,750

----------

2,503,750

----------

        The accompanying notes to financial statements are an integral part of this portfolio.

                                      14


PARIBAS TRUST FOR INSTITUTIONS
QUANTUS II
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995


VALUE
 SHARES
(NOTE 1)
 ------
----------
COMMON STOCKS - (CONTINUED)
        COMMERCIAL BANKING - 2.3%
     20,000    NationsBank Corporation
$ 1,392,500
      3,000    Wells Fargo & Company
648,000

-----------

2,040,500

-----------

            ENTERTAINMENT - 2.1%
     55,000    Mirage Resorts, Inc.**
1,897,500

-----------

            TRANSPORTATION - 1.9%
     23,000    AMR Corporation**
1,707,750

-----------

            RESTAURANT - 1.5%
     30,000    McDonald's Corporation
1,353,751

-----------

            TOTAL COMMON STOCKS (Cost $73,455,986)
84,989,701

-----------
    FACE
    VALUE
    -----
TIME DEPOSIT - 11.3% (Cost $9,972,000)
$ 9,972,000    Boston Safe Deposit and Trust Company,
                5.000% due 01/02/1996
9,972,000

-----------

TOTAL INVESTMENTS (Cost $83,427,986*)                  107.3%
94,961,701
OTHER ASSETS AND LIABILITIES (Net)                      (7.3)
(6,498,487)

-----------
NET ASSETS                                             100.0%
$88,463,214
                                                       =====
===========

------------------
 * Aggregate cost for Federal tax purposes is $83,313,245.
** Non-income producing security.

            The accompanying notes to financial statements are an
                       integral part of this portfolio.


PARIBAS TRUST FOR INSTITUTIONS
QUANTUS II
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:
  Investments, at value (Cost $83,427,986) (Note 1)
    See accompanying portfolio of investments......
$94,961,701
  Cash.............................................
5,840
  Dividends receivable.............................
125,335
  Interest receivable..............................
4,155

-----------
          TOTAL ASSETS.............................
95,097,031

LIABILITIES:
  Distributions payable............................   $6,471,460
  Administration fee payable (Note 7)..............       42,079
  Investment advisory fee payable (Note 2).........       34,944
  Custodian fees payable (Note 7)..................       16,000
  Shareholder servicing agent fees payable (Note 7)        3,010
  Accrued expenses and other payables..............       66,324
                                                      ----------
     TOTAL LIABILITIES.............................
6,633,817

-----------

NET ASSETS.........................................
$88,463,214

===========

NET ASSETS consist of:
  Undistributed net investment income..............
$    24,385
  Accumulated net realized gain on investments
     sold..........................................
99,085
  Net unrealized appreciation of investments.......
11,533,715
  Par value (7,173,772 shares of beneficial
     interest outstanding) (Note 6)................
717,377
  Paid-in capital in excess of par value...........
76,088,652

-----------
     TOTAL NET ASSETS..............................
$88,463,214

===========

NET ASSET VALUE:
Net Asset Value, Offering and Redemption Price Per.Share
($88,463,214 / 7,173,772 shares of
    beneficial interest outstanding)...............
$12.33

======




  The accompanying notes to financial statements are an integral part of this statement.



PARIBAS TRUST FOR INSTITUTIONS
QUANTUS II
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME:
  Dividends..........................................
$ 1,599,705
  Interest...........................................
106,098

-----------
     TOTAL INVESTMENT INCOME.........................
1,705,803

EXPENSES:
  Investment advisory fee (Note 2)...................  $   382,369
  Administration fee (Note 7)........................      252,059
  Professional fees..................................       77,589
  Trustees' fees and expenses (Note 3)...............       58,241
  Custodian fees (Note 7)............................       42,927
  Shareholder servicing agent fees (Note 7)..........       16,818
  Other..............................................        8,905
                                                       -----------
     TOTAL EXPENSES..................................
838,908

-----------
NET INVESTMENT INCOME................................
866,895

-----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
 (Notes 1 and 5):
  Net realized gain from investment transactions:
     Proceeds from sales.............................  179,218,109
     Cost of securities sold.........................  172,875,699
                                                       -----------
  Net realized gain on investments sold
     during the year.................................
6,342,410

-----------

  Net change in  unrealized appreciation/
     (depreciation) of investments:
     Depreciation - beginning of year................
(1,798,487)
     Appreciation - end of year......................   11,533,715
                                                       -----------
  Net change in unrealized appreciation
     of investments during the year..................
13,332,202

-----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS......
19,674,612

-----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.
$20,541,507

===========


    The accompanying notes to financial statements are an integral part of this statement.


PARIBAS TRUST FOR INSTITUTIONS
QUANTUS II
STATEMENT OF CHANGES IN NET ASSETS


YEAR             YEAR

ENDED            ENDED

12/31/95         12/31/94
                                                              ----
-------      -----------
Net investment income....................................     $
866,895      $   855,614
Net realized gain on investments sold
 during the year.........................................
6,342,410          205,896
Net change in unrealized appreciation/(depreciation)
 of investments during the year..........................
13,332,202       (3,486,080)
                                                              ----
--------     ------------

Net increase/(decrease) in net assets
 resulting from operations...............................
20,541,507       (2,424,570)
Distributions to shareholders from:
   Net investment income.................................
(880,222)        (910,352)
   Net realized gain on investments......................
(5,591,238)        (205,896)
   Distributions in excess of net
   realized gain on investments..........................
-         (652,087)
Net decrease in net assets from
 Portfolio share transactions (Note 6)...................
-         (197,525)
                                                              ----
-------      -----------

Net increase/(decrease) in net assets....................
14,070,047       (4,390,430)
NET ASSETS:
Beginning of year........................................
74,393,167       78,783,597
                                                              ----
-------      -----------

End of year (including undistributed
 net investment income of $24,385 and
 $37,712, respectively)..................................
$88,463,214      $74,393,167

===========      ===========

        The accompanying notes to financial statements are an integral part of this statement.


PARIBAS TRUST FOR INSTITUTIONS
QUANTUS II
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                             YEAR        YEAR
YEAR         YEAR        YEAR
                                             ENDED       ENDED
ENDED        ENDED       ENDED
                                           12/31/95    12/31/94
12/31/93++    12/31/92    12/31/91
                                          ---------   ---------
-----------   ---------   ---------
Net Asset Value, beginning of year....... $   10.37   $   10.95
$     11.59   $   12.06   $   10.46
                                          ---------   ---------
-----------   ---------   ---------
Income from investment operations:
 Net investment income...................      0.12        0.12
0.13        0.12        0.22
 Net realized and unrealized
  gain/(loss) on investments.............      2.74       (0.45)
0.15        0.72        3.12
                                          ---------   ---------
-----------   ---------   ---------
Total from investment operations.........      2.86       (0.33)
0.28        0.84        3.34
Less distributions:
Distributions from net investment income.     (0.12)      (0.13)
(0.11)      (0.12)      (0.22)
Distributions from net realized gain.....     (0.78)      (0.03)
(0.81)      (1.17)      (1.52)
Distributions in excess of net
 investment income and net realized gain.         -           -
-           -           -
Distributions in excess of net realized
 gain....................................         -       (0.09)
-           -           -
Return of capital (Note 1)...............         -           -
-       (0.02)          -
                                          ---------   ---------
-----------   ---------   ---------
Total distributions......................     (0.90)      (0.25)
(0.92)      (1.31)      (1.74)
                                          ---------   ---------
-----------   ---------   ---------
Net Asset Value, end of year............. $   12.33   $   10.37
$     10.95   $   11.59   $   12.06
                                          =========   =========
===========   =========   =========
Total return+++..........................     27.60%     (3.04)%
2.58%       8.10%      34.28%
                                          =========   =========
===========   =========   =========

Ratios to average
 net assets/supplemental data:
Net assets, end of year (in 000's)....... $  88,463   $  74,393
$    78,784   $  83,325   $  88,817
Ratio of operating expenses to average
 net assets..............................      0.98%       0.89%
0.71%       0.81%       0.82%
Ratio of net investment income to
 average net assets......................      1.01%       1.10%
1.13%       1.01%       2.06%
Portfolio turnover rate..................       206%        145%
247%        154%        156%

-------------------
 ++ Per share data was computed based upon monthly average shares outstanding for this period.
+++ Total return represents aggregate total return for the period indicated.





            The accompanying notes to financial statements are an
                 integral part of these financial highlights.


PARIBAS TRUST FOR INSTITUTIONS
QUANTUS II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                             YEAR        YEAR
YEAR        YEAR       PERIOD
                                             ENDED       ENDED
ENDED       ENDED      ENDED
                                           12/31/90    12/31/89
12/31/88    12/31/87    12/31/86*
                                          ---------   ---------
---------   ---------   ---------
Net Asset Value, beginning of year        $   11.79   $   10.80
$   10.27   $   10.08   $   10.00
                                          ---------   ---------
---------   ---------   ---------
Income from investment operations:
 Net investment income                         0.40        0.72
0.32        0.26##      0.05##
 Net realized and unrealized
  gain/(loss) on investments                  (0.48)       1.40
0.54        0.17        0.10
                                          ---------   ---------
---------   ---------   ---------
Total from investment operations              (0.08)       2.12
0.86        0.43        0.15
Less distributions:
Distributions from net investment income      (0.39)      (0.72)
(0.33)      (0.24)      (0.07)
Distributions from net realized gain          (0.75)      (0.41)
-           -           -
Distributions in excess of net
 investment income and net realized gain      (0.11)          -
-           -           -
Distributions in excess of net realized gain      -           -
-           -           -
Return of capital (Note 1)                        -           -
-           -           -
                                          ---------   ---------
---------   ---------   ---------
Total distributions                           (1.25)      (1.13)
(0.33)      (0.24)      (0.07)
                                          ---------   ---------
---------   ---------   ---------
Net Asset Value, end of year              $   10.46   $   11.79
$   10.80   $   10.27   $   10.08
----------------------------------------  =========   =========
=========   =========   =========
Total return+++                               (1.65)%     19.78%
8.40%       4.17%       1.48%
                                          =========   =========
=========   =========   =========

Ratios to average net
 assets/supplemental data:
Net assets, end of year (in 000's)        $  56,680   $  62,094
$  56,834   $  25,393   $   3,832
Ratio of operating expenses to average
 net assets                                    0.92%       0.85%
1.19%       0.99%#      2.57%+#
Ratio of net investment income to
 average net assets                            3.57%       6.00%
4.10%       3.14%       0.43%+
Portfolio turnover rate                         198%         90%
176%        134%         20%

-------------------
  * The Portfolio commenced operations on April 28, 1986.
  + Annualized.
+++ Total return represents aggregate total return for the period indicated.
  # Without fees waived and expenses reimbursed by the Investment
Adviser, the
    ratios of expenses to average net assets for the year ended December 31, 1987 and for the period ended December 31, 1986 would have been 1.11% and 3.55%, respectively.
# # Net investment income/(loss) per share before fees waived and expenses reimbursed by the Investment Adviser for the year ended
December 31, 1987
    and for the period ended December 31, 1986 was $0.25 and $(0.08), respectively.



  The accompanying notes to financial statements are an integral part of these financial highlights.


PARIBAS TRUST FOR INSTITUTIONS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

Paribas Trust for Institutions (the "Trust") is a diversified, open-end management investment company. As of the date of this report, the Trust consists of two separate portfolios: Quantus Equity Managed Portfolio ("Quantus I") and
Quantus II (collectively, the "Portfolios"). The Trust is registered under the
Investment Company Act of 1940, as amended (the "Act"), and is established as a
Massachusetts business trust under a Declaration of Trust, dated
September 16,
1985, as amended. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(a)  Portfolio Valuation:

Investments in securities which are listed or traded on a national securities exchange are valued at the last quoted sales prices as of the close of trading on the New York Stock Exchange. Listed securities that are not traded on a particular day, and securities regularly traded in the over-the-counter market, are valued at the price within the limits of the latest bid and asked prices deemed by the Trustees, or by persons delegated by the Trustees, to best reflect fair value. Other assets and securities are valued in a manner determined in good faith by the Trustees, or their delegates, to reflect their fair value.
Short-term obligations, with a maturity of 60 days or less, are valued at amortized cost.

(b)  Securities Transactions and Investment Income:

Securities transactions are recorded as of the trade date.
Dividend income and
distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Realized gains or losses on sales of investments are determined on the basis of identified cost.

(c)  Dividends and Distributions:

It is the Trust's intention to distribute substantially all of the net investment income, if any, of the Portfolios. Dividends from net investment income are declared annually in additional full and fractional shares of each
Portfolio at net asset value unless the shareholder elects to receive such dividends in cash. All net realized long-term or short-term capital gains of each Portfolio, if any, are declared and distributed annually. Additional distributions of net investment income and net capital gains may be made at the discretion of the Board of Trustees to avoid the application of the 4% excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the
Portfolios, timing differences and differing characterization of distributions made by the Portfolios.

Reclassifications are made to Portfolio capital accounts to reflect income and gains available for distribution (or capital loss carryforwards) under Federal income tax regulations and have no effect in the net asset value.

   Reclassifications for the year ended December 31, 1995 were as follows:

                                     Increase             Decrease
                Increase         Undistributed Net
Accumulated
             Paid-in Capital     Investment Income     Realized
Gain
             ---------------     -----------------     -----------
--
Quantus I        $5,601               $15,002            $(20,603)

(d)  Allocation of General Expenses:

General expenses of the Trust (such as state franchise taxes and Securities and
Exchange Commission fees) are generally allocated between the Portfolios in proportion to their relative net assets. Expenses which relate exclusively to a particular Portfolio, such as redemption expenses, portfolio transaction expenses, shareholder servicing costs, registration fees, interest, certain taxes and custodian fees, are borne directly by each Portfolio. Professional expenses (such as legal and auditing fees) are allocated between the


PARIBAS TRUST FOR INSTITUTIONS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 1995

Portfolios according to an estimate of the time spent servicing each Portfolio relative to the time spent providing service to the Trust.
Shareholder report
expenses are allocated on the basis of the number of shareholders of each
Portfolio relative to the number of shareholders in the Trust.

(e)  Federal Taxes:

The Trust intends that each Portfolio annually qualify for and elect the special tax treatment afforded a regulated investment company of the Internal Revenue
Code of 1986, as amended, by complying with the requirements applicable to regulated investment companies, including distribution of substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision has been provided.

(f)  Other:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE

The Trust has entered into an Advisory Agreement with Paribas
Asset Management,
Inc. (the "Investment Adviser").  Pursuant to the Advisory
Agreement, the
Investment Adviser receives a fee calculated at the rates shown below, based on the average daily net assets of each Portfolio. The fee is calculated daily and is paid monthly:

       Portfolio          Average Daily Net Assets       Annual
Rate
       ---------          ------------------------       ---------
---
       Quantus I     Total
0.650%
       Quantus II    Up to $10 million
0.625%
                     Over $10 million up to $25 million
0.550%
                     Over $25 million up to $50 million
0.450%
                     Over $50 million
0.350%

For the year ended December 31, 1995, advisory fees amounted to $17,508 and
$382,369, respectively, for Quantus I and Quantus II.

For Quantus I, the Investment Adviser has agreed to waive its fees and reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 2.50% of the Portfolio's average daily net assets. For the year ended December 31, 1995, the Investment Adviser waived fees of $10,506.

3. TRUSTEES FEES

Trustees of the Trust who are not affiliated with the Investment Adviser or its affiliates receive a fee of $2,500 per quarter. The Trust reimburses all
Trustees for any expenses incurred in attending meetings of the Trustees of the
Trust or of any committee thereof.  For the year ended December
31, 1995,
Trustees fees of $918 attributable to Quantus I were waived.

4. DISTRIBUTION PLAN

The Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 of the Act under which Quantus I paid Paribas Corporation (the "Distributor", and an affiliate of the Investment Adviser) for its services a fee equal to 1% of the average daily net assets of such Portfolio. The Distributor has waived the payment of distribution fees until further notice. For the year ended
December 31, 1995, the Distributor waived $26,860 in distribution charges. A contingent deferred sales charge ("Deferred Charge") may also be imposed upon redemption of shares of Quantus I by an investor. The amount of the Deferred
Charge, if any,

PARIBAS TRUST FOR INSTITUTIONS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 1995

will vary depending on the number of years from the time of payment for the purchase of shares to the time of redemption of such shares and upon the amount invested. For the year ended December 31, 1995, no Deferred
Charges were
incurred.

Quantus II does not incur distribution fees or deferred charges.

5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding short-term investments, aggregated: $3,715,270 and $4,607,556, respectively, for Quantus I and $170,534,448 and $179,218,109, respectively, for Quantus II.

At December 31, 1995, the aggregate gross unrealized appreciation
(excess of
value over tax cost) and the aggregate gross unrealized depreciation (excess of tax cost over value) for all securities owned by each Portfolio were as follows:

                                         Tax Basis           Tax
Basis
                                        Unrealized
Unrealized
                                       Appreciation
Depreciation
                                       ------------        -------
-----
           Quantus I...............    $   491,283          $
26,907
           Quantus II..............     12,926,522
1,278,066

6. CAPITAL STOCK

The authorized capital stock of the Trust consists of an unlimited number of shares of beneficial interest, having a par value of $0.10 per share. Capital stock activity for the years ended December 31, 1995 and 1994 were as follows:

                                  Year Ended                 Year
Ended
                               December 31, 1995          December
31, 1994
                             ---------------------      ----------
-----------
                              Shares     Amount          Shares
Amount
                             --------  -----------      --------
-----------
Quantus I:

Sold.......................        -            -           124
$   1,000
Issued as reinvestment
  of dividends.............   34,025    $ 301,120        15,737
115,982
Repurchased................  (66,375)    (556,503)      (70,451)
(557,994)
                             -------   ----------       -------
---------
Net decrease...............  (32,350)   $(255,383)      (54,590)
$(441,012)
                             =======   ==========       =======
=========


                                  Year Ended                 Year
Ended
                               December 31, 1995          December
31, 1994
                             ---------------------      ----------
----------
                              Shares     Amount          Shares
Amount
                             --------  ----------       --------
----------
Quantus II:

Repurchased                         -           -       (18,375)
$(197,525)
                             --------  ----------       -------
---------
Net decrease                        -           -       (18,375)
$(197,525)
                             ========  ==========       =======
=========


PARIBAS TRUST FOR INSTITUTIONS
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 1995

7. CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND
ADMINISTRATOR

Pursuant to a custody agreement, Boston Safe Deposit and Trust
Company ("Boston
Safe") serves as custodian for the Portfolios. Unified Advisers, Inc. serves as the Trust's transfer agent and dividend disbursing agent. First Data Investor
Services Group, Inc., formerly, The Shareholder Services Group, Inc., serves as the Trust's administrator.

Boston Safe and First Data Investor Services Group, Inc. have no part in
determining the investment policies of the Trust or which securities are to be purchased or sold by either Portfolio. All fees and expenses of the custodian, transfer agent, dividend disbursing agent and administrator are paid by the individual Portfolios. During the year ended December 31, 1995, interest income of $106,098 was earned on time deposits with Boston Safe by Quantus II.


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Shareholders and Board of Trustees of Paribas Trust for Institutions:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Paribas Trust for Institutions (a
Massachusetts business trust comprising, respectively, the Quantus
Equity
Managed Portfolio and Quantus II) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Paribas Trust for Institutions as of
December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended in conformity with generally accepted accounting principles.



                              Arthur Andersen LLP

New York, New York
January 31, 1996